UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments
Eaton Vance Tax-Managed Emerging Markets Fund

Eaton Vance Tax-Managed Emerging Markets Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Argentina — 0.8%
Aluar Aluminio Argentino SAIC	97,117	$95,023
Banco Macro Bansud SA, Class B	130,676	381,216
Banco Macro SA, Class B ADR	71,000	2,122,190
BBVA Banco Frances SA	76,594	187,851
BBVA Banco Frances SA ADR	23,099	170,009
Cresud SA ADR	129,731	1,808,450
Grupo Financiero Galicia SA, Class B(1)	89,316	53,034
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	612,850
IRSA Inversiones y Representaciones SA	119,544	130,855
IRSA Inversiones y Representaciones SA GDR	57,300	618,840
Ledesma SAAI	259,501	303,482
MercadoLibre, Inc.(1)	49,000	2,362,290
Molinos Rio de la Plata SA, Class B	92,923	322,658
Petrobras Energia SA ADR	72,987	1,217,423
Petrobras Energia SA, Class B	48,186	79,615
Siderar SAIC(1)	75,100	522,511
Telecom Argentina SA, Class B(1)	229,824	866,253
Telecom Argentina SA, Class B ADR(1)	181,200	3,395,688
Transportadora de Gas del Sur SA	252,923	169,769
Transportadora de Gas del Sur SA ADR	33,800	114,582

		$15,534,589

Botswana — 0.6%
Barclays Bank of Botswana	1,120,550	$1,122,924
Botswana Insurance Holdings Ltd.	298,665	454,910
First National Bank of Botswana	7,511,600	2,824,102
Letshego	420,300	982,191
Sechaba Breweries Ltd.	1,834,300	3,436,102
Sefalana Holding Co.	991,000	562,667
Standard Chartered Bank	850,790	2,189,827

		$11,572,723

Brazil — 6.2%
AES Tiete SA	15,327	$150,740
AES Tiete SA, PFC Shares	18,716	203,120
All America Latina Logistica SA (Units)	183,000	1,677,341
American Banknote SA	19,000	179,385
B2W Companhia Global do Varejo	20,200	436,180
Banco Bradesco SA	66,000	971,991
Banco Bradesco SA, PFC Shares	259,930	4,794,165
Banco do Brasil SA	56,600	950,044
BM&F Bovespa SA	345,000	2,335,761
Bombril SA, PFC Shares	100,000	520,145
Bradespar SA, PFC Shares	39,200	968,786
Brasil Telecom SA(1)	25,532	226,412
Brasil Telecom SA, PFC Shares(1)	116,635	747,681
Braskem SA, PFC Shares	16,000	117,772
BRF-Brasil Foods SA	76,783	2,068,156
Centrais Eletricas Brasileiras SA	44,000	648,241
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	57,482	1,029,818
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,244	1,007,992
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	812	27,063
Cia de Bebidas das Americas, PFC Shares	69,465	6,367,023
Cia de Companhia de Concessoes Rodoviarias (CCR)	59,000	1,310,153
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	416,422
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	681,352

Security	Shares	Value
Cia Energetica de Minas Gerais	9,928	$126,727
Cia Energetica de Minas Gerais, PFC Shares	91,137	1,512,843
Cia Energetica de Sao Paulo, PFC Shares	60,500	832,817
Cia Paranaense de Energia-Copel, PFC Shares	36,800	753,445
Cia Siderurgica Nacional SA (CSN)	120,600	2,418,985
Cielo SA	220,000	2,072,146
Contax Participacoes SA, PFC Shares	30,200	417,758
Cosan SA Industria e Comercio(1)	52,100	635,155
CPFL Energia SA	50,000	994,180
Cyrela Brazil Realty SA	85,724	1,015,181
Diagnosticos da America SA	77,600	680,721
Duratex SA	116,036	1,001,576
EDP-Energias do Brasil SA	16,600	319,240
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	505,762
Embratel Participacoes SA	37,424,000	288,306
Embratel Participacoes SA, PFC Shares	67,000,000	519,920
Empresa Brasileira de Aeronautica SA	152,532	902,318
Fibria Celulose SA(1)	19,771	427,361
Gafisa SA	94,800	655,153
Gerdau SA, PFC Shares	78,800	1,280,580
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	463,969
GVT Holding SA(1)	22,800	739,123
Hypermarcas SA(1)	25,500	311,876
Investimentos Itau SA, PFC Shares	926,039	6,342,483
Itau Unibanco Holding SA, PFC Shares	324,892	7,125,025
JBS SA	164,700	736,281
Klabin SA, PFC Shares	47,000	144,567
LLX Logistica SA(1)	154,000	724,818
Localiza Rent a Car SA	19,500	206,146
Lojas Americanas SA, PFC Shares	288,359	2,148,484
Lojas Renner SA	29,000	665,336
Lupatech SA(1)	13,700	185,661
Marcopolo SA, PFC Shares	46,300	208,283
Metalurgica Gerdau SA, PFC Shares	31,400	644,121
MRV Engenharia e Participacoes SA	117,600	820,657
Natura Cosmeticos SA	35,000	710,490
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,433,454
OGX Petroleo e Gas Participacoes SA	125,000	1,170,327
Petroleo Brasileiro SA	275,200	6,143,583
Petroleo Brasileiro SA ADR	187,400	7,419,166
Petroleo Brasileiro SA, PFC Shares	224,600	4,469,646
Randon Participacoes SA, PFC Shares	63,700	491,088
Redecard SA	145,000	2,682,543
Souza Cruz SA	28,900	1,007,563
Suzano Papel e Celulose SA	20,000	273,287
Tam SA, PFC Shares	29,600	505,997
Tele Norte Leste Participacoes SA	11,200	240,583
Tele Norte Leste Participacoes SA, PFC Shares	47,300	838,093
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	469,897
Telemar Norte Leste SA, PFC Shares	9,000	253,600
Telesp-Telecomunicacoes de Sao Paulo SA	5,050	92,489
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	396,566
Tim Participacoes SA(1)	30,104	118,496
Tim Participacoes SA, PFC Shares	88,232	246,584
Totvs SA	11,000	692,715
Tractebel Energia SA	41,300	464,243
Ultrapar Participacoes SA, PFC Shares	25,912	1,245,804
Usinas Siderurgicas de Minas Gerais SA	10,350	362,819
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	1,079,079
Vale SA	189,400	6,086,659
Vale SA, PFC Shares	328,292	9,147,169

Security	Shares	Value
Vivo Participacoes SA, PFC Shares	47,418	$1,287,873
Weg SA	130,700	1,396,407

		$117,388,967

Bulgaria — 0.2%
Albena Invest Holding PLC	19,550	$77,601
Bulgarian American Credit Bank JSCO(1)	38,300	395,479
Bulgartabak Holding	3,450	42,307
CB First Investment Bank AD(1)	54,000	88,511
Chimimport AD(1)	487,988	883,349
Corporate Commercial Bank AD(1)	19,900	878,035
Doverie Holding AD(1)	40,000	88,928
Industrial Holding Bulgaria PLC(1)	157,774	152,390
Olovno Tzinkov Komplex AD(1)	33,800	312,556
Petrol AD(1)	76,205	214,050
Sopharma AD(1)	303,500	835,728
Vivacom	32,300	64,317

		$4,033,251

Chile — 2.9%
Administradora de Fondos de Pensiones Provida SA ADR	9,800	$446,880
AES Gener SA	982,700	440,085
Almendral SA	7,092,000	716,295
Antarchile SA, Series A	28,200	510,529
Banco de Chile	7,328,779	699,848
Banco de Chile ADR	21,946	1,269,796
Banco de Credito e Inversiones	62,663	2,424,124
Banco Santander Chile SA	6,125,600	402,148
Banco Santander Chile SA ADR	47,622	3,248,773
Cap SA	12,000	383,726
Cencosud SA	857,500	3,366,270
Cia Cervecerias Unidas SA ADR	37,800	1,417,878
Cia Electro Metalurgica SA	17,500	204,764
Cia General de Electricidad SA	116,110	730,182
Cia SudAmericana de Vapores SA(1)	551,456	443,477
Colbun SA	4,658,500	1,194,032
Corpbanca SA	83,071,400	696,549
Corpbanca SA ADR	17,000	731,000
Embotelladora Andina SA, Series A ADR	25,100	439,250
Embotelladora Andina SA, Series B ADR	48,900	998,538
Empresa Nacional de Electricidad SA	222,900	348,743
Empresa Nacional de Electricidad SA ADR	61,159	2,873,861
Empresas CMPC SA	48,400	2,051,293
Empresas Copec SA	345,800	5,172,997
Empresas La Polar SA	88,300	486,302
Enersis SA	1,248,200	499,565
Enersis SA ADR	137,171	2,742,048
ENTEL SA	77,200	1,050,273
Grupo Security SA	1,066,690	306,947
Invercap SA	51,300	499,558
Inversiones Aguas Metropolitanas SA	211,100	261,285
Lan Airlines SA	44,000	780,630
Lan Airlines SA ADR	80,500	1,420,825
Madeco SA(1)	15,429,800	920,348
Masisa SA	7,040,250	1,046,478
Minera Valparaiso SA	28,200	860,375
Parque Arauco SA	498,800	665,384
Quinenco SA	223,900	546,150
S.A.C.I. Falabella SA	723,600	4,260,794
Salfacorp SA	95,700	211,552
SM-Chile SA, Class B	2,793,600	441,865
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,361,117

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA	20,950	$867,743
Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	2,138,708
Sonda SA	483,700	751,244
Vina Concha y Toro SA ADR	31,000	1,391,900

		$54,722,129

China — 6.2%
Air China, Ltd., Class H(1)	300,000	$309,281
Aluminum Corp. of China Ltd., Class H(1)	696,000	717,108
Angang Steel Co., Ltd., Class H	428,000	781,503
Anhui Conch Cement Co., Ltd., Class H	110,000	725,649
Baidu, Inc. ADR(1)	4,800	2,865,600
Bank of China, Ltd., Class H	6,678,000	3,543,638
Beijing Capital International Airport Co., Ltd., Class H(1)	596,000	353,995
Beijing Enterprises Holdings, Ltd.	119,000	827,354
Beijing North Star Co., Ltd., Class H	1,580,000	485,348
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	409,052
BYD Co., Ltd., Class H(1)	266,000	2,643,851
Chaoda Modern Agriculture Holdings, Ltd.	231,660	246,521
China Agri-Industries Holdings, Ltd.	725,000	999,111
China CITIC Bank, Class H	859,000	645,533
China Coal Energy Co., Class H	800,000	1,247,563
China Communications Construction Co., Ltd., Class H	718,000	677,514
China Communications Services Corp., Ltd., Class H	718,000	362,019
China Construction Bank, Class H	3,489,000	2,847,895
China COSCO Holdings Co., Ltd., Class H	323,150	426,567
China Dongxiang Group Co.	520,000	372,933
China Everbright, Ltd.	456,000	1,212,104
China Foods, Ltd.	460,000	374,603
China International Marine Containers Co., Ltd., Class B	163,812	229,708
China Life Insurance Co., Ltd., Class H	1,164,000	5,578,011
China Longyuan Power Group Corp., Class H(1)	570,000	674,669
China Mengniu Dairy Co., Ltd.(1)	143,000	445,352
China Merchants Bank Co., Ltd., Class H	475,000	1,282,390
China Merchants Holdings International Co., Ltd.	824,000	3,006,412
China Merchants Property Development Co., Ltd.	588,654	1,318,496
China Mobile, Ltd.	1,092,900	10,509,797
China Oilfield Services, Ltd., Class H	564,000	827,230
China Overseas Land & Investment, Ltd.	828,360	1,864,976
China Petroleum & Chemical Corp., Class H	3,974,000	3,258,639
China Railway Construction Corp., Class H	404,000	496,138
China Railway Group, Ltd., Class H(1)	740,000	530,159
China Resources Enterprise, Ltd.	414,000	1,527,537
China Resources Power Holdings Co., Ltd.	369,000	789,868
China Shenhua Energy Co., Ltd., Class H	371,000	1,594,077
China Southern Airlines Co., Ltd., Class H(1)	562,500	250,996
China Telecom Corp., Ltd., Class H	2,950,000	1,458,654
China Travel International Investment Hong Kong, Ltd.	800,000	217,001
China Unicom, Ltd.	1,144,290	1,285,444
China Vanke Co., Ltd., Class B	1,185,417	1,360,183
China Yurun Food Group, Ltd.	338,000	1,031,629
Chongqing Changan Automobile Co., Ltd., Class B	723,024	638,628
Citic Pacific, Ltd.	290,000	691,783
CNOOC, Ltd.	2,537,500	4,176,303
Cosco Pacific, Ltd.	272,000	411,912
Ctrip.com International, Ltd. ADR(1)	29,200	1,144,640
Dazhong Transportation Group Co., Ltd., Class B	633,875	551,348
Denway Motors, Ltd.	1,892,000	1,006,175
Dongfeng Motor Corp., Class H	1,298,000	2,101,343
FU JI Food & Catering Services(1)(2)	133,000	0
Guangdong Electric Power Development Co., Ltd., Class B	264,000	155,729
Guangdong Investment, Ltd.	954,000	515,593

Security	Shares	Value
Guangdong Provincial Expressway Development Co., Ltd., Class B	234,960	$121,648
Hangzhou Steam Turbine Co., Ltd., Class B	210,236	473,260
Huaneng Power International, Inc., Class H	850,000	494,154
Industrial & Commercial Bank of China, Ltd., Class H	5,361,000	4,085,423
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	165,600	139,738
Jiangsu Expressway Co., Ltd., Class H	352,000	329,885
Jiangxi Copper Co., Ltd., Class H	432,000	966,439
Kingboard Chemical Holdings, Ltd.	164,000	744,993
Lenovo Group, Ltd.	822,000	565,087
Li Ning Co., Ltd.	215,000	778,963
Lianhua Supermarket Holdings Ltd., Class H	130,000	469,987
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	799,292
NetEase.com, Inc. ADR(1)	22,800	808,716
Parkson Retail Group, Ltd.	290,000	497,239
PetroChina Co., Ltd., Class H	2,824,300	3,310,992
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	395,993
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	2,856,260
Qingling Motors Co., Ltd., Class H	1,448,966	395,148
Shanghai Diesel Engine Co., Ltd., Class B	534,000	428,129
Shanghai Electric Group Co., Ltd., Class H	934,000	454,015
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	256,114
Shanghai Industrial Holdings, Ltd.	175,000	800,867
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,069,232
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	322,845
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B	863,200	655,796
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	258,321
SINA Corp.(1)	9,000	339,210
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,628,000	642,492
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	806,952
Tencent Holdings, Ltd.	140,800	2,819,412
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,792,451
Travelsky Technology, Ltd., Class H	812,000	678,068
Tsingtao Brewery Co., Ltd., Class H	1,124,000	5,643,771
Want Want China Holdings, Ltd.	1,454,000	1,028,695
Wumart Stores, Inc., Class H	156,000	313,066
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	864,696
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,314,334
Zhejiang Expressway Co., Ltd., Class H	436,000	393,130
Zijin Mining Group Co., Ltd., Class H	656,000	513,770
ZTE Corp., Class H	328,120	1,985,214

		$116,619,359

Colombia — 1.5%
Almacenes Exito SA	317,234	$2,867,820
Banco de Bogota	14,000	271,254
Bancolombia SA ADR, PFC Shares	93,200	4,255,512
Cementos Argos SA	284,000	1,769,691
Cia Colombiana de Inversiones SA	39,126	1,200,715
Cia de Cemento Argos SA	341,000	3,511,898
Corporacion Financiera Colombiana SA	16,226	230,983
Ecopetrol SA	1,659,400	2,330,436
Empresa de Telecommunicaciones de Bogota SA	1,807,100	977,548
Grupo Aval Acciones y Valores SA	1,192,000	555,529
Grupo de Inversiones Suramericana	151,900	2,234,393
Grupo Nacional de Chocolates SA	183,900	2,048,913
Interconexion Electrica SA	526,600	3,506,010
ISAGEN SA ESP	407,500	483,264
Proenergia Internacional(1)(2)	27,000	0
Promigas SA	27,000	470,890

Security	Shares	Value
Tableros y Maderas de Caldas	54,336,100	$190,489
Textiles Fabricato Tejicondor SA(1)	34,115,900	543,001

		$27,448,346

Croatia — 0.7%
Adris Grupa DD, PFC Shares	27,150	$1,478,655
Atlantska Plovidba DD(1)	14,310	2,604,325
Croatia Osiguranje DD(1)	160	149,157
Dalekovod DD(1)	9,520	638,843
Ericsson Nikola Tesla	3,410	935,856
Hrvatske Telekomunikacije DD	78,350	4,690,016
INA Industrija Nafte DD(1)	700	231,147
Institut IGH DD	1,710	811,458
Koncar-Elektroindustrija DD(1)	2,370	202,817
Kras DD(1)	1,645	108,294
Petrokemija DD(1)	5,250	129,660
Podravka Prehrambena Industrija DD(1)	17,450	1,077,449
Privredna Banka Zagreb DD(1)	3,310	368,829
Riviera Holding DD(1)	3,830	115,656
Tankerska Plovidba DD	290	82,399

		$13,624,561

Czech Republic — 1.5%
CEZ AS	245,270	$11,621,429
Komercni Banka AS	24,300	4,943,415
Komercni Banka AS GDR	27,154	1,836,903
New World Resources NV, Class A	317,600	3,702,867
Philip Morris CR AS	1,660	877,397
Telefonica 02 Czech Republic AS	116,500	2,727,652
Unipetrol AS(1)	204,200	1,771,654

		$27,481,317

Egypt — 1.5%
Alexandria Mineral Oils Co.	49,000	$381,731
Arab Cotton Ginning(1)	806,300	590,169
Commercial International Bank	251,945	2,973,930
Credit Agricole Egypt	38,690	87,134
Eastern Tobacco	55,400	1,256,572
Egypt Kuwaiti Holding Co.	483,959	1,084,968
Egyptian Financial & Industrial Co.	137,064	592,914
Egyptian Financial Group-Hermes Holding SAE	263,800	1,511,548
Egyptian for Tourism Resorts(1)	2,743,300	1,086,084
Egyptian International Pharmaceutical Industrial Co.	40,120	269,795
El Ezz Aldekhela Steel Alexa Co.	3,050	544,064
El Sewedy Cables Holding Co.	60,900	830,846
El Watany Bank of Egypt	43,866	269,681
Ezz Steel(1)	263,200	1,001,728
International Hotel Holdings(2)	11,863	92,861
Maridive & Oil Services SAE	189,900	883,492
Medinet Nasr for Housing	56,250	337,577
Misr Cement	18,251	371,086
MobiNil-Egyptian Co. for Mobil Services	32,978	1,282,966
National Societe General Bank	35,065	210,192
Olympic Group Financial Investments	67,971	386,503
Orascom Construction Industries (OCI)	107,301	5,155,111
Orascom Telecom Holding SAE	2,778,310	2,856,842
Oriental Weavers Co.	35,464	253,782
Palm Hills Developments SAE(1)	275,000	325,036
Pioneers Holding	231,800	194,537
Sidi Kerir Petrochemicals Co.	367,800	977,956
Six of October Development & Investment Co.(1)	21,701	378,660
South Valley Cement(1)	485,000	631,643

Security	Shares	Value
Suez Cement Co.	42,400	$342,583
Talaat Moustafa Group(1)	470,000	653,079
Telecom Egypt	385,000	1,191,674
Torah Portland Cement Co.	12,900	83,890

		$29,090,634

Estonia — 0.9%
AS Baltika(1)	226,000	$214,100
AS Merko Ehitus	137,000	1,418,001
AS Nordecon International	391,612	1,018,682
AS Norma	25,000	196,063
AS Olympic Entertainment Group(1)	2,664,999	4,293,732
AS Tallink Group, Ltd.(1)	7,924,230	6,534,634
AS Tallinna Kaubamaja	264,300	1,847,724
AS Tallinna Vesi	35,235	509,470

		$16,032,406

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$581,222
CAL Bank, Ltd.	3,266,254	436,803
Ghana Commercial Bank, Ltd.	1,384,370	925,674
HFC Bank Ghana, Ltd.	3,899,473	1,509,562
Produce Buying Co., Ltd.	650,000	41,175
SG-SSB, Ltd.	740,000	234,383
Standard Chartered Bank of Ghana, Ltd.	34,600	797,572
Unilever Ghana, Ltd.	249,000	594,130

		$5,120,521

Hungary — 1.6%
Danubius Hotel & Spa Rt.(1)	5,440	$101,943
EGIS Rt.	6,478	698,966
FHB Mortgage Bank Rt.(1)	18,000	134,221
Magyar Telekom Rt.	1,058,234	4,326,444
Magyar Telekom Rt. ADR	37,300	768,380
MOL Hungarian Oil & Gas Rt.(1)	70,745	7,255,826
OTP Bank Rt.(1)	326,000	11,404,523
PannErgy PLC(1)	26,700	109,976
Richter Gedeon Rt.	25,022	5,414,998

		$30,215,277

India — 5.7%
ABB, Ltd.	18,700	$345,634
ACC, Ltd.	28,800	607,054
Adani Enterprises, Ltd.	29,200	304,131
Aditya Birla Nuvo, Ltd.	14,406	290,908
Allahabad Bank, Ltd.	64,000	204,278
Andhra Bank	55,000	131,770
Apollo Hospitals Enterprise, Ltd.	15,700	255,045
Ashok Leyland, Ltd.	123,000	153,073
Asian Paints, Ltd.	8,000	364,268
Axis Bank, Ltd.	88,800	2,315,051
Bajaj Auto, Ltd.	11,100	499,130
Bajaj Auto, Ltd. GDR(1)(3)	7,202	323,211
Bajaj Finserv, Ltd. GDR(1)(3)	7,202	53,925
Bajaj Hindusthan, Ltd.	59,700	180,548
Bajaj Holdings & Investment, Ltd.	11,100	147,811
Balrampur Chini Mills, Ltd.	145,600	297,619
Bank of India	43,100	325,219
BEML, Ltd.	5,000	116,885
Bharat Electronics, Ltd.	5,000	244,934
Bharat Forge, Ltd.	42,200	240,432
Bharat Heavy Electricals, Ltd.	36,500	1,933,272
Bharat Petroleum Corp., Ltd.	14,000	161,221

Security	Shares	Value
Bharti Airtel, Ltd.	713,700	$4,983,981
Biocon, Ltd.	38,400	243,943
Bombay Dyeing & Manufacturing Co., Ltd.	16,100	196,545
Cairn India, Ltd.(1)	104,200	706,893
Canara Bank, Ltd.	21,500	196,148
Century Textiles & Industries, Ltd.	12,000	136,250
Cipla, Ltd.	161,400	1,216,695
Colgate-Palmolive (India), Ltd.	13,000	196,904
Container Corp. of India, Ltd.	9,000	261,166
Corporation Bank	17,000	179,776
Crompton Greaves, Ltd.	67,900	393,996
Cummins India, Ltd.	23,000	261,428
Dabur India, Ltd.	139,000	491,827
Divi’s Laboratories, Ltd.	14,000	211,724
Dr. Reddy’s Laboratories, Ltd.	13,300	378,707
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	756,564
EIH, Ltd.	52,500	140,750
Essar Oil, Ltd.(1)	178,500	548,686
Financial Technologies India, Ltd.	3,500	122,462
Gail India, Ltd.	80,250	730,947
Gail India, Ltd. GDR	25,050	1,362,720
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	317,646
Glenmark Pharmaceuticals, Ltd.	28,000	166,555
GMR Infrastructure(1)	195,600	273,724
Grasim Industries, Ltd. GDR(3)	13,300	833,245
Great Eastern Shipping Co., Ltd. (The)	15,200	99,154
GTL, Ltd.	34,000	310,499
Gujarat Ambuja Cements, Ltd.	159,800	425,436
HCL Technologies, Ltd.	49,700	399,996
HDFC Bank, Ltd.	51,200	2,208,077
HDFC Bank, Ltd. ADR	7,700	1,073,303
Hero Honda Motors, Ltd.	31,942	1,386,014
Hindalco Industries, Ltd.	201,210	811,311
Hindustan Construction, Ltd.	71,300	212,757
Hindustan Petroleum Corp., Ltd.	18,000	127,497
Hindustan Unilever, Ltd.	383,709	2,034,586
Hindustan Zinc, Ltd.	19,900	533,007
Housing Development & Infrastructure, Ltd.(1)	134,301	856,747
Housing Development Finance Corp., Ltd.	89,000	5,379,071
I-Flex Solutions, Ltd.(1)	4,000	204,064
ICICI Bank, Ltd.	84,100	1,787,222
ICICI Bank, Ltd. ADR	21,000	896,700
IDBI Bank, Ltd.	74,000	189,459
Idea Cellular, Ltd.(1)	98,000	143,281
India Cements, Ltd.	48,000	139,875
Indiabulls Financial Services, Ltd.	17,000	40,021
Indiabulls Real Estate, Ltd.(1)	17,000	57,630
Indian Hotels Co., Ltd.	65,820	149,636
Indian Oil Corp., Ltd.	22,000	145,011
Infosys Technologies, Ltd.	147,951	8,612,121
Infrastructure Development Finance Co., Ltd.	271,900	974,482
ITC, Ltd.	611,900	3,590,749
ITC, Ltd. GDR(3)	310,700	1,824,268
IVRCL Infrastructures & Projects, Ltd.	43,200	159,306
Jain Irrigation Systems, Ltd.	12,700	273,506
Jaiprakash Associates, Ltd.	163,650	545,202
Jammu & Kashmir Bank, Ltd.	12,000	182,059
Jindal Steel & Power, Ltd.	90,000	1,409,138
JSW Steel, Ltd.	17,000	466,938
Kotak Mahindra Bank, Ltd.	32,000	531,098
Lanco Infratech, Ltd.(1)	599,000	699,599
Larsen & Toubro, Ltd.	38,200	1,387,322

Security	Shares	Value
Larsen & Toubro, Ltd. GDR	48,000	$1,739,520
LIC Housing Finance, Ltd.	30,000	583,752
Lupin, Ltd.	14,300	516,195
Mahanagar Telephone Nigam, Ltd. ADR	38,500	126,280
Mahindra & Mahindra, Ltd.	141,400	1,725,850
Maruti Suzuki India, Ltd.	50,500	1,599,727
Motor Industries Co., Ltd.	3,900	416,595
Mphasis, Ltd.	27,000	373,179
Mundra Port & Special Economic Zone, Ltd.	18,500	324,478
Nagarjuna Construction Co., Ltd.	37,800	136,952
National Aluminium Co., Ltd.	24,000	216,236
Nestle India, Ltd.	12,100	706,398
Neyveli Lignite Corp., Ltd.	78,000	252,289
Nicholas Piramal India, Ltd.	21,000	198,240
NTPC, Ltd.	428,300	1,973,538
Oil & Natural Gas Corp., Ltd.	75,950	1,847,712
Patni Computer Systems, Ltd.	14,000	166,820
Petronet LNG, Ltd.	94,000	159,334
Power Grid Corp. of India, Ltd.	259,700	619,755
Punjab National Bank, Ltd.	13,000	291,880
Ranbaxy Laboratories, Ltd. GDR(1)	20,500	217,505
Reliance Capital, Ltd.	62,100	1,044,658
Reliance Communications, Ltd.	90,800	347,793
Reliance Communications, Ltd. GDR(4)	42,816	162,080
Reliance Industries, Ltd.	319,512	7,648,043
Reliance Industries, Ltd. GDR(4)	42,816	2,063,731
Reliance Infrastructure, Ltd.	49,700	1,101,149
Reliance Infrastructure, Ltd. GDR(1)	5,900	395,300
Reliance Natural Resources, Ltd.(1)	408,500	567,205
Reliance Power, Ltd.(1)	63,800	211,850
Sesa Goa, Ltd.	100,000	1,046,385
Shipping Corp. of India, Ltd.	49,500	171,162
Siemens India, Ltd.	37,200	611,148
State Bank of India	17,700	818,343
State Bank of India GDR	25,100	2,357,446
Steel Authority of India, Ltd.	156,000	878,862
Sterlite Industries (India), Ltd.	12,000	226,778
Sun Pharmaceuticals Industries, Ltd.	24,800	991,558
Syndicate Bank	66,000	126,514
Tata Chemicals, Ltd.	22,000	161,142
Tata Communications, Ltd.	12,000	75,049
Tata Communications, Ltd. ADR	11,100	137,751
Tata Consultancy Services, Ltd.	75,980	1,319,101
Tata Motors, Ltd. ADR	19,800	365,508
Tata Power Co., Ltd.	61,000	1,863,583
Tata Tea, Ltd.	15,600	337,684
Tata Teleservices Maharashtra, Ltd.(1)	280,840	147,582
Titan Industries, Ltd.	6,000	245,792
Ultra Tech Cement, Ltd.	7,000	179,756
United Breweries, Ltd.	38,000	161,910
United Phosphorus, Ltd.	40,000	132,081
United Spirits, Ltd.	7,000	205,517
Voltas, Ltd.	86,500	338,406
Wipro, Ltd.	61,000	960,207
Wipro, Ltd. ADR	13,100	305,361
Zee Entertainment Enterprises, Ltd.	121,000	723,175

		$107,692,688

Indonesia — 3.7%
Aneka Tambang Tbk PT	8,587,500	$2,258,853
Astra Argo Lestari Tbk PT	420,000	1,132,857
Astra International Tbk PT	2,327,500	10,693,656

Security	Shares	Value
Bakrie Sumatera Plantations Tbk PT	10,258,500	$555,742
Bank Central Asia Tbk PT	9,779,500	5,900,129
Bank Danamon Indonesia Tbk PT	2,391,681	1,363,071
Bank Mandiri Tbk PT	5,487,000	3,216,121
Bank Negara Indonesia Persero Tbk PT	2,149,000	535,947
Bank Pan Indonesia Tbk PT(1)	3,525,272	383,122
Bank Rakyat Indonesia PT	4,290,000	3,880,215
Barito Pacific Tbk PT(1)	5,662,500	813,084
Berlian Laju Tanker Tbk PT	1,666,666	114,974
Bumi Resources Tbk PT	14,544,000	3,582,522
Gudang Garam Tbk PT	763,500	2,074,058
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	811,139
Indocement Tunggal Prakarsa Tbk PT	1,149,500	1,797,112
Indofood Sukses Makmur Tbk PT	6,576,500	2,723,492
Indosat Tbk PT	1,592,500	961,536
International Nickel Indonesia Tbk PT	2,462,000	1,274,202
Kalbe Farma Tbk PT	5,352,500	1,098,963
Lippo Karawaci Tbk PT(1)	6,000,000	395,626
Matahari Putra Prima Tbk PT(1)	1,600,000	217,912
Medco Energi Internasional Tbk PT	1,397,000	398,205
Perusahaan Gas Negara PT	8,674,000	4,042,427
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000	487,622
Ramayana Lestari Sentosa Tbk PT	4,100,000	395,976
Semen Gresik (Persero) Tbk PT	2,655,000	2,125,748
Tambang Batubara Bukit Asam Tbk PT	948,000	1,808,820
Telekomunikasi Indonesia Tbk PT	5,996,160	5,343,952
Unilever Indonesia Tbk PT	1,343,700	1,793,550
United Tractors Tbk PT	3,996,000	8,041,848

		$70,222,481

Israel — 3.2%
Alony Hetz Properties & Investments, Ltd.	75,200	$347,389
Alvarion, Ltd.(1)	34,900	137,720
Avner Oil & Gas, Ltd.(1)	1,712,500	735,763
Bank Hapoalim B.M.(1)	578,352	2,560,626
Bank Leumi Le-Israel(1)	711,324	3,331,560
Bezeq Israeli Telecommunication Corp., Ltd.	1,049,538	2,976,919
Cellcom Israel, Ltd.	40,500	1,383,885
Ceragon Networks, Ltd.(1)	20,600	224,952
Check Point Software Technologies, Ltd.(1)	100,141	3,510,943
Clal Industries, Ltd.	21,900	150,195
Clal Insurance Enterprise Holdings, Ltd.(1)	14,800	364,070
Delek Automotive Systems, Ltd.	17,000	211,355
Delek Group, Ltd.	3,140	717,190
Discount Investment Corp.	17,150	477,268
Elbit Imaging, Ltd.(1)	3,900	88,550
Elbit Systems, Ltd.	16,200	1,034,895
EZchip Semiconductor, Ltd.(1)	15,100	297,319
First International Bank of Israel, Ltd.(1)	9,100	170,321
Gazit Globe (1982), Ltd.	29,000	303,346
Gilat Satellite Networks, Ltd.(1)	18,600	105,852
Harel Insurance Investments & Financial Services, Ltd.(1)	11,500	646,518
Housing & Construction Holdings, Ltd.	85,800	179,338
IDB Holding Corp., Ltd.	7,103	246,302
Israel Chemicals, Ltd.	381,215	5,178,799
Israel Corp., Ltd.(1)	2,650	2,246,509
Israel Discount Bank, Ltd., Series A(1)	362,800	828,267
Isramco Negev 2, LP(1)	8,628,840	1,322,700
Koor Industries, Ltd.	10,923	302,661
Makhteshim-Agan Industries, Ltd.	208,657	942,623
Migdal Insurance & Financial Holdings, Ltd.(1)	182,400	376,683
Mizrahi Tefahot Bank, Ltd.(1)	92,500	873,005

Security	Shares	Value
Ness Technologies, Inc.(1)	18,800	$118,628
NICE Systems, Ltd.(1)	41,100	1,305,489
Oil Refineries, Ltd.	629,500	365,637
Orbotech, Ltd.(1)	10,000	108,300
Ormat Industries, Ltd.	55,900	426,226
Osem Investment, Ltd.	21,301	326,957
Partner Communications Co., Ltd.	53,560	1,203,621
Strauss Group, Ltd.	17,400	264,719
Supersol, Ltd.	68,000	399,941
Teva Pharmaceutical Industries, Ltd.	23,099	1,460,646
Teva Pharmaceutical Industries, Ltd. ADR	332,000	20,942,560

		$59,196,247

Jordan — 0.8%
Arab Bank PLC	368,175	$5,600,903
Arab East Investment(1)	86,087	122,716
Arab Potash Co. PLC	46,200	2,249,172
Bank of Jordan	55,600	164,072
Capital Bank of Jordan(1)	441,300	965,782
Jordan Ahli Bank	69,300	144,813
Jordan Petroleum Refinery	75,200	725,251
Jordan Phosphate Mines	29,800	714,208
Jordan Steel(1)	81,500	329,988
Jordan Telecom Corp.	67,000	513,675
Jordanian Electric Power Co.	144,901	796,320
Lafarge Jordan Cement	24,700	254,585
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	340,900	351,369
Taameer Jordan Co.(1)	548,800	579,268
Union Investment Corp.(1)	49,900	114,842
Union Land Development(1)	156,800	346,940
United Arab Investors(1)	623,700	650,905

		$14,624,809

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	283,400	$5,120,775
Kazakhmys PLC(1)	214,800	4,965,320
KazMunaiGas Exploration Production GDR	186,226	4,590,217

		$14,676,312

Kenya — 0.8%
Athi River Mining, Ltd.	561,200	$798,396
Bamburi Cement Co., Ltd.	366,541	881,747
Barclays Bank of Kenya, Ltd.	1,664,880	1,119,681
East African Breweries, Ltd.	1,812,440	3,797,404
Equity Bank, Ltd.	4,185,400	859,575
ICDC Investment Co.(1)	808,000	163,544
KenolKobil, Ltd.	238,000	240,093
Kenya Airways, Ltd.	1,127,600	867,721
Kenya Commercial Bank, Ltd.	6,740,400	1,917,858
Kenya Electricity Generating Co., Ltd.	1,242,800	241,906
Kenya Power & Lighting, Ltd.	112,650	257,877
Mumias Sugar Co., Ltd.	2,730,114	367,217
Nation Media Group, Ltd.	179,346	322,282
NIC Bank, Ltd.	640,854	277,659
Safaricom, Ltd.	19,565,900	1,391,780
Standard Chartered Bank Kenya, Ltd.	293,420	716,668

		$14,221,408

Kuwait — 1.7%
Abyaar Real Estate Development(1)	1,440,000	$262,968
Aerated Concrete Industries Co.	105,000	133,758
Agility(1)	410,000	846,298
Al Ahli Bank of Kuwait KSC	63,000	103,030

Security	Shares	Value
Al Safat Investment Co.(1)	1,140,000	$549,822
Al Safwa Group Co.(1)	2,320,000	447,098
Al-Deera Holding Co.(1)	660,000	225,045
Al-Mazaya Holding Co.(1)	619,000	298,365
Boubyan Bank KSC(1)	607,500	1,087,623
Boubyan Petrochemicals Co.	1,190,000	2,289,536
Burgan Bank SAK(1)	468,000	603,073
Combined Group Contracting Co.	60,000	347,048
Commercial Bank of Kuwait SAK(1)	240,000	776,726
Commercial Real Estate Co. KSCC(1)	363,800	132,757
Global Investment House KSCC(1)	620,000	222,000
Gulf Bank(1)	780,000	980,203
Gulf Cable & Electrical Industries(1)	110,000	673,472
Hits Telecom Holding KSC(1)	600,000	198,429
Investment Dar Co.(1)	125,000	35,720
Kuwait Finance House KSC	709,020	2,731,732
Kuwait Foods Co. (Americana)	185,000	1,019,108
Kuwait International Bank(1)	518,000	413,758
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	415,218
Kuwait Portland Cement Co.	100,000	461,353
Kuwait Projects Co. Holdings KSC(1)	350,000	626,614
Kuwait Real Estate Co.(1)	840,000	231,362
Mabanee Co. SAKC	275,000	643,375
Mena Holding Group(1)	500,000	499,225
Mobile Telecommunications Co.(1)	1,510,000	7,066,296
National Bank of Kuwait SAK	896,775	3,705,044
National Industries Group Holding(1)	2,077,500	2,746,577
National Investment Co.(1)	365,000	534,085
National Mobile Telecommunication Co. KSC(1)	60,000	326,390
National Ranges Co.(1)	1,280,000	147,289
National Real Estate Co.(1)	569,800	403,513
Qurain Holding Co.(1)	760,000	61,491
Sultan Center Food Products Co.(1)	580,000	402,751

		$32,648,152

Latvia — 0.0%
Grindeks(1)	12,000	$120,940
Latvian Shipping Co.(1)	96,000	73,164

		$194,104

Lebanon — 0.3%
Banque Audi sal-Audi Saradar Group	7,761	$682,968
Byblos Bank	200,476	465,105
Solidere	179,350	4,117,576

		$5,265,649

Lithuania — 0.3%
Apranga PVA(1)	363,680	$527,078
Bankas Snoras(1)	1,869,249	871,520
Invalda PVA(1)	70,800	82,432
Klaipedos Nafta PVA	1,576,663	722,451
Lietuvos Dujos	200,000	168,172
Lietuvos Energija(1)	37,000	32,191
Panevezio Statybos Trestas	323,592	518,949
Pieno Zvaigzdes	94,000	128,458
Rokiskio Suris(1)	177,000	242,328
Rytu Skirstomieji Tinklai(1)	141,300	121,776
Sanitas(1)	17,500	89,568
Siauliu Bankas(1)	441,032	191,480
Ukio Bankas Commercial Bank(1)	3,320,291	1,506,861

		$5,203,264

Security	Shares	Value
Malaysia — 2.9%
Affin Holdings Bhd	236,000	$209,615
Airasia Bhd(1)	851,000	362,337
Alliance Financial Group Bhd	330,800	291,673
AMMB Holdings Bhd	615,900	943,381
Astro All Asia Networks PLC	346,000	453,266
Batu Kawan Bhd	100,300	328,289
Berjaya Corp. Bhd	1,548,100	829,345
Berjaya Media Bhd(1)	38,700	10,025
Berjaya Sports Toto Bhd	445,097	610,580
British American Tobacco Malaysia Bhd	73,000	987,227
Bursa Malaysia Bhd	142,000	341,769
CIMB Group Holdings Bhd	708,633	3,053,110
Dialog Group Bhd	839,664	282,640
Digi.com Bhd	133,400	923,295
EON Capital Bhd	111,000	239,041
Gamuda Bhd	1,636,000	1,452,832
Genting Bhd	1,069,800	2,161,271
Genting Plantations Bhd	121,000	257,586
Guinness Anchor Bhd	67,000	142,339
Hong Leong Bank Bhd	252,400	667,978
Hong Leong Financial Group Bhd	61,500	159,178
IGB Corp. Bhd	312,000	180,375
IJM Corp. Bhd	882,920	1,319,464
IOI Corp. Bhd	1,381,268	2,280,892
Kencana Petroleum Bhd	1,456,000	691,052
Kinsteel Bhd	525,000	160,616
KLCC Property Holdings Bhd	250,000	256,493
KNM Group Bhd(1)	3,892,300	857,005
Kuala Lumpur Kepong Bhd	183,850	940,058
Kulim (Malaysia) Bhd	115,700	251,943
Lafarge Malayan Cement Bhd	468,660	911,365
Landmarks Bhd(1)	576,800	224,136
Lion Industries Corp. Bhd	436,600	232,385
Malayan Banking Bhd	1,152,486	2,636,804
Malaysian Airline System Bhd(1)	683,133	449,734
Malaysian Bulk Carriers Bhd	205,000	199,745
Malaysian Pacific Industries Bhd	73,000	146,661
Malaysian Resources Corp. Bhd(1)	676,800	341,645
Media Prima Bhd	242,300	159,604
MISC Bhd	523,440	1,299,566
MMC Corp. Bhd	662,000	494,764
Muhibbah Engineering(M) Bhd	639,400	197,484
Multi-Purpose Holdings Bhd	430,540	313,838
OSK Holdings Bhd	272,500	115,142
Parkson Holdings Bhd	564,973	1,021,398
Petra Perdana Bhd	322,567	137,295
Petronas Dagangan Bhd	374,700	1,038,943
Petronas Gas Bhd	135,300	406,481
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	700,900	726,641
PPB Group Bhd	252,000	1,389,220
Public Bank Bhd	712,727	2,551,410
Resorts World Bhd	1,613,100	1,417,604
RHB Capital Bhd	260,500	449,965
SapuraCrest Petroleum Bhd	650,000	477,187
Shell Refining Co. Bhd	201,100	661,841
Sime Darby Bhd	1,980,809	5,285,802
Sino Hua-An International Bhd(1)	2,699,600	384,063
SP Setia Bhd	380,100	486,593
Star Publications(M) Bhd	104,000	108,484
Ta Ann Holdings Bhd	137,280	247,468
TA Enterprise Bhd	386,000	81,543

Security	Shares	Value
TA Global Bhd(1)	231,600	$31,595
TA Global Bhd, PFC Shares	231,600	24,495
Tan Chong Motor Holdings Bhd	219,000	250,212
Tanjong PLC	146,400	804,798
Telekom Malaysia Bhd	845,000	890,483
Tenaga Nasional Bhd	846,025	2,079,311
Titan Chemicals Corp. Bhd(1)	940,500	354,184
TM International Bhd(1)	1,330,375	1,568,385
Top Glove Corp. Bhd	105,000	447,325
Uchi Technologies Bhd	237,400	100,341
UMW Holdings Bhd	114,000	221,901
Unisem(M) Bhd	215,000	176,366
Wah Seong Corp. Bhd	332,750	265,025
WCT Bhd	699,500	589,099
YTL Corp. Bhd	255,391	587,010
YTL Power International Bhd	880,699	591,042

		$55,221,058

Mauritius — 0.7%
Ireland Blyth, Ltd.	64,209	$104,208
Mauritius Commercial Bank	1,316,595	5,700,381
Mauritius Development Investment Trust Co., Ltd.	600,000	87,541
New Mauritius Hotels, Ltd.	896,700	3,675,037
Omnicane, Ltd.	23,449	60,012
Rogers & Co., Ltd.	48,555	423,619
State Bank of Mauritius, Ltd.	1,070,199	2,738,950
Sun Resorts, Ltd.	479,502	1,006,168
United Basalt Products, Ltd.	85,125	293,173

		$14,089,089

Mexico — 6.0%
Alfa SA de CV, Series A	362,872	$2,858,658
America Movil SAB de CV, Series L	9,766,158	24,589,667
Banco Compartamos SA de CV	391,500	2,207,378
Carso Global Telecom SA de CV, Series A1(1)	295,500	1,508,840
Carso Infraestructura y Construccion SA(1)	830,000	573,976
Cemex SAB de CV, Series CPO(1)	9,249,451	9,493,522
Coca-Cola Femsa SA de CV, Series L	77,000	513,925
Consorcio ARA SA de CV(1)	562,100	378,711
Controladora Comercial Mexicana SA de CV(1)	352,600	285,759
Corporacion GEO SA de CV, Series B(1)	239,200	725,508
Desarrolladora Homex SA de CV(1)	104,900	495,918
Empresas ICA SAB de CV(1)	635,800	1,627,586
Fomento Economico Mexicano SA de CV, Series UBD	1,140,300	5,424,005
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	951,125
Grupo Bimbo SA de CV, Series A	221,227	1,975,409
Grupo Carso SA de CV, Series A1	811,400	3,104,173
Grupo Elektra SA de CV	36,526	1,831,655
Grupo Financiero Banorte SA de CV, Class O	1,911,800	8,479,880
Grupo Financiero Inbursa SA de CV, Class O	1,453,908	5,056,560
Grupo Iusacell SA de CV(1)	142,465	552,518
Grupo Mexico SAB de CV, Series B	3,973,061	10,639,818
Grupo Modelo SA de CV, Series C(1)	350,500	2,069,477
Grupo Televisa SA, Series CPO	803,418	3,394,646
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,765,011
Industrias CH SA, Series B(1)	72,952	291,778
Industrias Penoles SA de CV	110,629	2,362,233
Kimberly-Clark de Mexico SA de CV	315,470	1,783,549
Mexichem SA de CV	1,191,673	3,503,574
Organizacion Soriana SAB de CV, Class B(1)	166,700	496,712
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	521,274
Telefonos de Mexico SA de CV, Series L	3,656,760	2,863,002

Security	Shares	Value
Telmex Internacional SAB de CV, Class L	3,406,160	$3,289,419
TV Azteca SA de CV, Series CPO	593,565	344,221
Urbi Desarrollos Urbanos SA de CV(1)	317,700	733,623
Wal-Mart de Mexico SAB de CV, Series V	1,296,632	6,643,748

		$113,336,858

Morocco — 1.5%
Attijariwafa Bank	80,900	$2,823,278
Banque Centrale Populaire	33,300	1,123,347
Banque Marocaine du Commerce Exterieur (BMCE)	112,900	3,416,613
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	940,277
Centrale Laitiere	420	554,487
Ciments du Maroc	2,665	560,883
Compagnie Generale Immobiliere	1,500	352,477
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	297,968
Credit Immobilier et Hotelier	17,500	733,198
Delta Holding SA	30,000	290,108
Douja Promotion Groupe Addoha SA	164,500	2,242,902
Holcim Maroc SA	5,282	1,349,791
Label Vie	2,500	345,484
Lafarge Ciments	2,000	422,640
Lesieur Cristal SA	863	125,286
Managem(1)	12,400	456,492
Maroc Telecom	271,141	5,208,128
ONA SA	19,123	3,124,089
Samir(1)	9,447	711,872
Societe des Brasseries du Maroc	1,829	663,315
Societe Nationale d’Investissement	6,065	1,370,305
SONASID (Societe Nationale de Siderurgie)	4,872	1,253,710
Wafa Assurance	600	155,459

		$28,522,109

Nigeria — 0.9%
Access Bank PLC	11,267,700	$843,674
African Petroleum PLC	1,192,000	309,546
Ashaka Cement PLC	833,000	113,976
Bank PHB PLC(1)	5,985,953	66,267
Cadbury Nigeria PLC(1)	1,333,333	168,945
Conoil PLC	322,000	91,398
Dangote Sugar Refinery PLC	7,275,654	903,741
Diamond Bank PLC	8,059,100	511,975
Ecobank Transnational, Inc.	1,573,600	200,097
First Bank of Nigeria PLC	13,641,559	1,510,971
First City Monument Bank PLC(1)	12,831,301	778,397
Guaranty Trust Bank PLC	11,752,480	1,710,738
Guiness Nigeria PLC	418,750	391,243
Intercontinental Bank PLC(1)	9,638,600	138,199
Lafarge Cement WAPCO Nigeria PLC	837,100	192,597
Mobil Nigeria PLC	148,760	101,427
Nestle Foods Nigeria PLC	100,000	180,832
Nigeria Bottling Co. PLC	238,122	51,785
Nigerian Breweries PLC	3,376,900	1,395,800
Oando PLC	1,930,733	1,069,210
Oceanic Bank International PLC(1)	8,903,675	122,318
PZ Cussons Nigeria PLC	2,770,832	579,226
Total Nigeria PLC	149,500	156,784
UAC of Nigeria PLC	1,581,000	530,866
UACN Property Development Co. PLC	2,000,000	306,769
Unilever Nigeria PLC	3,750,000	704,632
Union Bank of Nigeria PLC(1)	3,285,332	129,266

Security	Shares	Value
United Bank for Africa PLC(1)	15,691,005	$1,612,821
Zenith Bank, Ltd.(1)	10,807,950	1,374,635

		$16,248,135

Oman — 0.7%
Al Jazeira Services Co.	118,008	$75,293
Bank Dhofar SAOG	471,802	943,472
Bank Muscat SAOG	1,083,687	2,362,443
Bank Sohar(1)	1,241,000	734,253
Dhofar International Development & Investment Holding Co.	143,200	151,760
Galfar Engineering & Contracting SAOG	602,140	711,755
National Bank of Oman, Ltd.	303,730	252,056
Oman Cables Industry SAOG	112,400	408,461
Oman Cement Co. SAOG	252,000	442,489
Oman Flour Mills Co., Ltd. SAOG	266,000	466,241
Oman International Bank SAOG	960,580	798,404
Oman National Investment Corp. Holdings	109,200	142,975
Oman Telecommunications Co.	708,360	2,360,587
Ominvest	260,099	330,421
Raysut Cement Co. SAOG	266,710	1,107,517
Renaissance Holdings Co.	538,340	1,097,250
Shell Oman Marketing Co.	66,100	335,393

		$12,720,770

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	96,470	$140,111
Arif Habib Securities, Ltd.(1)	631,600	323,319
Azgard Nine, Ltd.(1)	797,400	130,527
Bank Alfalah, Ltd.(1)	1,884,394	278,172
D.G. Khan Cement Co., Ltd.(1)	333,600	124,306
Engro Corp., Ltd.	390,280	925,754
Fauji Fertilizer Bin Qasim, Ltd.	841,000	318,879
Fauji Fertilizer Co., Ltd.	406,395	531,071
Habib Bank, Ltd	181,500	238,111
Hub Power Co., Ltd.	3,759,500	1,536,919
ICI Pakistan, Ltd.	52,500	101,931
Indus Motor Co., Ltd.	112,000	278,000
Jahangir Siddiqui & Co., Ltd.	897,200	230,709
Lucky Cement, Ltd.	515,900	499,010
Muslim Commercial Bank, Ltd.	848,558	2,109,172
National Bank of Pakistan	604,457	488,099
Nishat Mills, Ltd.	1,186,400	796,159
Oil & Gas Development Co., Ltd.	1,064,100	1,641,881
Pakistan Oil Fields, Ltd.	200,200	557,700
Pakistan Petroleum, Ltd.	443,184	1,029,611
Pakistan State Oil Co., Ltd.	137,300	507,520
SUI Northern Gas Pipelines, Ltd.(1)	585,700	238,464
SUI Southern Gas Co., Ltd.(1)	600,000	150,071
United Bank, Ltd.	847,825	603,066

		$13,778,562

Peru — 1.6%
Alicorp SA	1,589,463	$1,845,612
Cementos Lima SA	10,211	125,751
Cia de Minas Buenaventura SA	82,880	2,592,552
Cia de Minas Buenaventura SA ADR	85,976	2,662,677
Cia Minera Atacocha SA, Class B, PFC Shares	165,111	104,574
Cia Minera Milpo SA	651,029	1,713,475
Credicorp, Ltd.	91,100	8,033,414
Edegel SA	2,023,411	1,018,113
Empresa Agroindustrial Casa Grande SA(1)	78,200	209,671
Ferreyros SA	545,089	556,213

Security	Shares	Value
Grana y Montero SA	439,692	$572,435
Luz del Sur SAA	83,400	148,195
Minsur SA(1)	353,485	876,872
Sociedad Minera Cerro Verde SA	47,600	1,150,968
Sociedad Minera el Brocal SA	45,100	722,996
Southern Copper Corp.	195,294	6,184,961
Volcan Cia Minera SA, Class B	899,800	1,082,799

		$29,601,278

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	12,558,000	$3,749,275
Alliance Global Group, Inc.(1)	2,145,000	260,467
Altlas Consolidated Mining & Development Corp.(1)	765,000	172,942
Ayala Corp.	204,032	1,498,619
Ayala Land, Inc.	5,663,008	1,625,145
Banco De Oro	873,000	800,680
Bank of the Philippine Islands	1,400,076	1,391,886
Benpres Holdings Corp.(1)	14,870,000	1,116,949
Filinvest Land, Inc.	16,105,546	316,287
First Gen Corp.(1)	785,460	190,797
First Philippine Holdings Corp.	274,000	341,914
Globe Telecom, Inc.	17,000	375,823
Holcim Philippines, Inc.	4,124,000	438,021
International Container Terminal Services, Inc.	1,193,000	612,659
JG Summit Holding, Inc.	7,774,200	1,760,723
Jollibee Foods Corp.	467,000	609,517
Manila Electric Co.	465,214	1,810,038
Manila Water Co.	1,062,100	369,779
Megaworld Corp.	8,560,000	241,593
Megaworld Corp.(6)	2,140,000	60,398
Metropolitan Bank & Trust Co.	654,875	723,015
Philex Mining Corp.(1)	1,875,000	559,272
Philippine Long Distance Telephone Co.	74,060	3,963,840
PNOC Energy Development Corp.	6,776,250	748,281
Robinsons Land Corp.	860,000	275,390
San Miguel Corp., Class B	1,983,600	3,226,752
SM Investments Corp.	111,232	909,820
SM Prime Holdings, Inc.	4,912,040	1,063,725
Universal Robina Corp.	950,000	524,724
Vista Land & Lifescapes, Inc.	4,500,000	206,788

		$29,945,119

Poland — 2.9%
AmRest Holdings SE(1)	9,400	$247,720
Asseco Poland SA	138,258	2,749,405
Bank Handlowy w Warszawie SA(1)	24,785	693,330
Bank Millennium SA(1)	697,490	1,066,561
Bank Pekao SA(1)	99,985	5,813,236
Bank Zachodni WBK SA(1)	35,901	2,588,189
Bioton SA(1)	2,987,100	240,080
BRE Bank SA(1)	17,612	1,603,000
Budimex SA	43,576	1,524,039
Cersanit SA(1)	63,800	357,314
Cinema City International NV(1)	19,500	239,597
ComArch SA(1)	4,100	153,313
Cyfrowy Polsat SA	165,560	904,405
Echo Investment SA(1)	240,000	370,191
Eurocash SA	35,303	235,161
Getin Holding SA(1)	218,933	824,224
Globe Trade Centre SA(1)	76,488	664,628
Grupa Kety SA(1)	2,600	104,070
Grupa Lotos SA(1)	194,707	2,008,122

Security	Shares	Value
KGHM Polska Miedz SA	152,118	$5,717,163
KOPEX SA(1)	22,700	180,080
LC Corp. SA(1)	608,300	349,425
LPP SA(1)	162	104,739
Mostostal Zabrze - Holding SA(1)	87,000	140,212
Mostostal-Export SA(1)	196,313	120,298
Mostostal-Warszawa SA(1)	10,400	272,960
Netia SA(1)	337,600	600,100
NG2 SA	12,000	232,919
Orbis SA(1)	60,680	847,909
PBG SA(1)	22,195	1,674,344
Polimex-Mostostal SA	588,276	1,049,041
Polish Oil & Gas	1,263,166	1,618,845
Polska Grupa Farmaceutyczna SA(1)	9,000	141,614
Polski Koncern Naftowy Orlen SA(1)	284,795	3,864,986
Powszechna Kasa Oszczednosci Bank Polski SA	335,627	4,696,631
Telekomunikacja Polska SA	988,445	5,615,083
Telekomunikacja Polska SA GDR	169,000	960,174
Telekomunikacja Polska SA GDR(4)	76,100	432,362
TVN SA	544,266	3,433,591
Vistula Group SA(1)	258,100	265,666
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,000	164,949

		$54,869,676

Qatar — 1.5%
Barwa Real Estate Co.	78,543	$683,042
Commercial Bank of Qatar	55,532	1,124,859
Doha Bank, Ltd.	43,119	600,067
First Finance Co.	98,957	589,681
Gulf International Services QSC	129,700	1,175,503
Industries Qatar	162,907	5,146,269
Masraf Al Rayan	425,000	1,575,608
Qatar Electricity & Water Co.	48,900	1,383,296
Qatar Fuel(1)	10,000	527,417
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	404,556	2,522,104
Qatar Insurance Co.	14,700	257,097
Qatar International Islamic Bank	32,210	407,593
Qatar Islamic Bank	63,415	1,376,543
Qatar National Bank	109,876	4,087,855
Qatar National Cement Co.	11,418	237,391
Qatar National Navigation	49,870	992,708
Qatar Real Estate Investment Co.	18,000	160,321
Qatar Shipping Co.(1)	95,660	1,028,612
Qatar Telecom QSC(1)	76,065	3,127,434
Salam International Investment Co., Ltd.	41,596	127,953
United Development Co.(1)	38,375	299,419

		$27,430,772

Romania — 1.0%
Antibiotice SA	1,248,900	$273,860
Banca Transilvania	7,656,341	5,843,648
Biofarm Bucuresti(1)	8,097,100	638,343
BRD-Group Societe Generale	1,361,400	7,012,989
Impact SA(1)	542,590	157,519
OMV Petrom SA(1)	33,919,406	3,854,376
Transelectrica SA	101,000	647,188

		$18,427,923

Russia — 7.2%
Aeroflot-Russian Airlines	749,030	$1,737,191
AvtoVAZ(1)	2,100,000	1,097,345
Comstar United Telesystems GDR	202,327	1,416,936

Security	Shares	Value
CTC Media, Inc.	86,800	$1,494,696
Evraz Group SA GDR(1)(3)	35,750	1,417,463
Gazprom Neft	77,000	403,014
Irkutskenergo ADR	13,500	337,500
JSC Scientific Production Corp. Irkut ADR(1)	18,333	172,560
LUKOIL OAO ADR	157,500	8,924,845
Magnitogorsk Iron & Steel Works GDR(1)	58,800	711,680
Mechel ADR	103,700	2,947,154
MMC Norilsk Nickel ADR(1)	255,000	4,685,132
Mobile TeleSystems	943,800	8,080,364
Mobile TeleSystems ADR	40,600	2,253,300
Mosenergo(1)	2,840,462	382,934
Mosenergo ADR(1)	12,900	172,860
NovaTek OAO GDR(3)	61,800	4,488,481
OAO Gazprom ADR	799,300	18,647,650
OAO Inter Rao Ues(1)	154,564,289	286,871
OAO Rosneft Oil Co. GDR	796,600	6,312,350
OAO TMK GDR(1)(3)	10,400	214,760
OGK-1(1)	3,551,804	151,406
OGK-4 OJSC(1)	3,793,107	290,780
Pegas Nonwovens SA	24,000	574,989
Polymetal GDR(1)	48,800	497,760
Polyus Gold ADR	22,784	586,688
Rostelecom ADR	63,133	1,878,207
RusHydro(1)	85,305,794	4,510,203
Sberbank GDR(3)	8,042	2,376,047
Sberbank of Russian Federation	6,569,380	19,084,364
Sberbank of Russian Federation, PFC Shares	862,200	1,953,389
Surgutneftegaz ADR	698,200	6,916,911
Surgutneftegaz ADR, PFC Shares	245,000	1,359,750
Tatneft GDR	167,432	5,234,831
TGK-2(1)	47,933,134	14,476
TGK-4(1)	58,575,771	31,045
Transneft	200	231,117
Uralkali(1)	329,500	1,383,657
Uralsvyazinform	36,297,620	1,375,644
Vimpel-Communications ADR	340,530	6,269,157
VTB Bank OJSC GDR(3)	1,317,874	7,297,531
Wimm-Bill-Dann Foods OJSC ADR	198,000	4,439,160
X5 Retail Group NV GDR(1)	97,800	3,406,190

		$136,048,388

Slovenia — 0.8%
Gorenje DD(1)	22,240	$411,061
KRKA DD	61,752	6,093,024
Luka Koper(1)	13,236	393,602
Mercator Poslovni Sistem	6,324	1,350,295
Nova Kreditna Banka Maribor	107,800	1,690,546
Petrol	2,272	923,675
Sava DD	1,843	534,981
Telekom Slovenije DD	12,059	2,020,895
Zavarovalnica Triglav DD	21,422	680,932

		$14,099,011

South Africa — 6.4%
ABSA Group, Ltd.	104,673	$2,040,086
Adcock Ingram Holdings, Ltd.	72,016	567,284
Adcorp Holdings, Ltd.	33,900	119,045
AECI, Ltd.	25,300	222,588
African Bank Investments, Ltd.	288,115	1,407,239
African Oxygen, Ltd. (AFROX)	143,280	424,868
African Rainbow Minerals, Ltd.	33,800	889,366

Security	Shares	Value
Allied Electronics Corp., Ltd.	23,200	$88,559
Allied Electronics Corp., Ltd., PFC Shares	45,400	167,496
Allied Technologies, Ltd.	14,300	143,426
Anglo Platinum, Ltd.(1)	17,000	1,724,719
AngloGold Ashanti, Ltd.	101,034	3,834,906
AngloGold Ashanti, Ltd. ADR	25,699	975,277
Aquarius Platinum, Ltd.	95,200	621,537
Arcelormittal South Africa, Ltd.(1)	47,501	602,368
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,131,616
Astral Foods, Ltd.	26,100	405,912
Aveng, Ltd.	419,996	2,166,179
AVI, Ltd.	228,000	746,515
Barloworld, Ltd.	231,700	1,565,900
Bidvest Group, Ltd.	283,503	5,305,081
Clicks Group, Ltd.	218,200	883,715
DataTec, Ltd.	156,700	695,669
Discovery Holdings, Ltd.	160,754	761,669
FirstRand, Ltd.	1,257,585	3,490,119
Foschini, Ltd.	104,323	957,153
Freeworld Coatings, Ltd.	110,200	139,593
Gold Fields, Ltd.	258,180	3,264,372
Grindrod, Ltd.	416,000	874,115
Group Five, Ltd.	52,000	263,879
Growthpoint Properties, Ltd.	479,900	974,272
Harmony Gold Mining Co., Ltd.	127,400	1,203,751
Hyprop Investments, Ltd.	65,400	449,201
Illovo Sugar, Ltd.	51,000	206,644
Impala Platinum Holdings, Ltd.	168,168	4,936,912
Imperial Holdings, Ltd.	61,800	848,467
Investec, Ltd.	106,800	916,579
JSE, Ltd.	45,700	405,679
Kumba Iron Ore, Ltd.	30,100	1,453,558
Kumba Resources, Ltd.	72,500	1,251,980
Lewis Group, Ltd.	39,800	308,407
Liberty Holdings, Ltd.	52,100	519,217
Massmart Holdings, Ltd.	99,600	1,483,753
Medi-Clinic Corp., Ltd.	146,900	546,207
Metropolitan Holdings, Ltd.	180,600	417,880
Mr. Price Group, Ltd.	188,400	1,025,415
MTN Group, Ltd.(1)	1,284,880	19,723,857
Murray & Roberts Holdings, Ltd.	315,200	1,866,989
Mvelaphanda Group, Ltd.(1)	295,100	360,968
Nampak, Ltd.	65,700	160,990
Naspers, Ltd., Class N	162,276	7,036,074
Nedbank Group, Ltd.	86,100	1,658,975
Netcare, Ltd.(1)	395,900	716,688
Northam Platinum, Ltd.	77,300	508,824
Palabora Mining Co., Ltd.	10,600	177,512
Pangbourne Properties, Ltd.	248,750	611,754
Pick’n Pay Holdings, Ltd.	125,270	302,004
Pick’n Pay Stores, Ltd.	152,660	902,053
Pretoria Portland Cement Co., Ltd.	210,591	987,392
PSG Group, Ltd.	50,000	176,110
Raubex Group, Ltd.	111,200	350,632
Redefine Properties, Ltd.	658,296	705,927
Remgro, Ltd.	150,305	2,019,348
Reunert, Ltd.	224,200	1,781,274
RMB Holdings, Ltd.	249,000	1,107,578
Sanlam, Ltd.	618,590	2,108,638
Santam, Ltd.	27,610	386,109
Sappi, Ltd.(1)	144,600	642,918
Sasol, Ltd.	141,336	5,857,778

Security	Shares	Value
Shoprite Holdings, Ltd.	166,153	$1,652,198
Spar Group, Ltd.	79,260	810,310
Standard Bank Group, Ltd.	364,149	5,703,325
Steinhoff International Holdings, Ltd.(1)	297,500	815,712
Sun International, Ltd.(1)	51,756	652,481
Telkom South Africa, Ltd.	333,000	1,560,648
Tiger Brands, Ltd.	72,016	1,809,761
Tongaat-Hulett	25,322	357,507
Truworths International, Ltd.	115,241	826,716
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,060,431
Woolworths Holdings, Ltd.	98,942	305,291

		$120,132,945

South Korea — 5.9%
Amorepacific Corp.	783	$569,543
Busan Bank	73,284	786,253
Celltrion, Inc.(1)	17,300	303,298
Cheil Industries, Inc.	10,900	615,684
Cheil Worldwide, Inc.	866	256,481
CJ Corp.	9,583	570,879
Daegu Bank	27,080	362,385
Daelim Industrial Co., Ltd.	9,870	653,968
Daesang Corp.(1)	29,700	211,610
Daewoo Engineering & Construction Co., Ltd.	33,200	322,848
Daewoo International Corp.	10,502	334,013
Daewoo Motor Sales Corp.(1)	24,424	83,829
Daewoo Securities Co., Ltd.(1)	22,760	410,050
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	381,300
Daishin Securities Co.(1)	14,000	194,642
Dong-A Pharmaceutical Co., Ltd.	2,028	207,021
Dongbu Insurance Co., Ltd.	10,020	286,000
Dongkuk Steel Mill Co., Ltd.	18,400	373,886
Doosan Corp.	4,600	522,007
Doosan Heavy Industries & Construction Co., Ltd.	6,250	500,062
Doosan Infracore Co., Ltd.(1)	22,060	399,678
Eugene Investment & Securities Co., Ltd.(1)	287,000	215,467
GLOVIS Co., Ltd.	3,250	282,722
GS Engineering & Construction Corp.	6,000	516,879
GS Holdings Corp.	10,154	359,841
Hana Financial Group, Inc.	34,400	1,066,221
Hanil Cement Co., Ltd.	1,200	77,311
Hanjin Transportation Co., Ltd.	10,500	336,049
Hankook Tire Co., Ltd.	33,930	642,725
Hanmi Pharm Co., Ltd.	3,684	356,463
Hansol Paper Co., Ltd.	25,300	230,308
Hanwha Chemical Corp.	65,820	802,115
Hanwha Corp.	17,300	630,481
Hanwha Securities Co., Ltd.(1)	40,000	284,915
Hite Brewery Co., Ltd.	2,378	299,469
Honam Petrochemical Corp.	6,600	662,099
Hotel Shilla Co., Ltd.	12,750	255,674
Hynix Semiconductor, Inc.(1)	63,070	1,488,429
Hyosung Corp.	8,400	603,682
Hyundai Department Store Co., Ltd.	3,900	356,930
Hyundai Development Co.	19,580	572,008
Hyundai Engineering & Construction Co., Ltd.	14,670	804,714
Hyundai Heavy Industries Co., Ltd.	10,313	2,159,270
Hyundai Marine & Fire Insurance Co., Ltd.(1)	17,150	277,070
Hyundai Merchant Marine Co., Ltd.	14,600	394,211
Hyundai Mipo Dockyard Co., Ltd.	2,620	359,985
Hyundai Mobis	15,400	2,040,860
Hyundai Motor Co.	37,690	3,843,358

Security	Shares	Value
Hyundai Motor Co., PFC Shares	12,900	$477,809
Hyundai Securities Co., Ltd.(1)	31,200	374,791
Hyundai Steel Co.	15,700	1,192,587
Industrial Bank of Korea	53,200	695,555
Kangwon Land, Inc.	36,658	550,765
KB Financial Group, Inc.	53,129	2,558,724
KB Financial Group, Inc. ADR	35,988	1,725,984
KCC Corp.	1,710	535,348
Kia Motors Corp.	52,800	1,177,382
KIWOOM Securities Co., Ltd.(1)	8,011	325,478
Korea Electric Power Corp.(1)	55,810	1,811,012
Korea Exchange Bank	61,400	732,009
Korea Express Co., Ltd.(1)	4,378	255,715
Korea Gas Corp.	15,700	663,274
Korea Investment Holdings Co., Ltd.(1)	10,400	285,725
Korea Zinc Co., Ltd.	3,600	642,100
Korean Air Lines Co., Ltd.(1)	16,966	996,831
Korean Reinsurance Co.(1)	26,418	233,382
KT Corp.	87,949	3,640,222
KT&G Corp.	27,980	1,547,872
KTB Securities Co., Ltd.(1)	80,000	227,550
LG Chem, Ltd.	11,904	2,529,919
LG Corp.	19,570	1,228,556
LG Display Co., Ltd.	19,700	696,144
LG Electronics, Inc.	19,196	1,951,382
LG Hausys, Ltd.	1,611	159,424
LG Household & Health Care, Ltd.	2,300	614,919
LG Life Sciences, Ltd.(1)	3,500	176,613
LG Telecom, Ltd.	108,269	738,715
LIG Insurance Co., Ltd.(1)	14,790	287,314
Lotte Shopping Co., Ltd.	4,500	1,303,935
LS Corp.	7,030	613,739
LS Industrial Systems Co., Ltd.	4,500	319,365
Macquarie Korea Infrastructure Fund	48,875	207,129
MegaStudy Co., Ltd.	1,000	164,858
Mirae Asset Securities Co., Ltd.	5,670	285,680
Namhae Chemical Corp.	15,000	253,152
NCsoft Corp.	5,300	671,477
NHN Corp.(1)	5,558	885,017
Nong Shim Co., Ltd.	1,100	220,802
OCI Co., Ltd.	1,020	177,603
ORION Corp.	1,000	249,238
Pacific Corp.	2,641	307,860
POSCO	18,000	8,413,003
S-Oil Corp.	10,872	547,895
S1 Corp.	3,630	149,760
Samchully Co., Ltd.	1,300	124,668
Samsung Card Co., Ltd.	14,260	646,781
Samsung Corp.	20,430	1,099,338
Samsung Digital Imaging Co., Ltd.	7,454	302,389
Samsung Electro-Mechanics Co., Ltd.	16,480	1,673,627
Samsung Electronics Co., Ltd.	24,000	17,351,863
Samsung Electronics Co., Ltd., PFC Shares	620	294,925
Samsung Engineering Co., Ltd.	5,300	548,294
Samsung Fine Chemicals Co., Ltd.	4,300	193,088
Samsung Fire & Marine Insurance Co., Ltd.	9,174	1,471,727
Samsung Heavy Industries Co., Ltd.	30,100	700,916
Samsung SDI Co., Ltd.	5,500	690,165
Samsung Securities Co., Ltd.(1)	12,812	690,623
Samsung Techwin Co., Ltd.	5,685	426,537
Shinhan Financial Group Co., Ltd.	92,862	3,660,262
Shinsegae Co., Ltd.	2,891	1,367,509

Security	Shares	Value
SK Broadband Co., Ltd.(1)	18,239	$86,407
SK Chemicals Co., Ltd.	7,300	340,677
SK Energy Co., Ltd.	16,271	1,746,787
SK Holdings Co., Ltd.	4,141	367,832
SK Networks Co., Ltd.	13,500	137,175
SK Telecom Co., Ltd.	11,700	1,797,149
SK Telecom Co., Ltd. ADR	25,326	437,127
STX Pan Ocean Co., Ltd.	36,891	432,616
Taekwang Industrial Co., Ltd.	180	113,937
Tong Yang Securities, Inc.(1)	17,500	162,244
Woongjin Coway Co., Ltd.	15,560	482,295
Woori Finance Holdings Co., Ltd.	24,800	363,495
Woori Investment & Securities Co., Ltd.(1)	31,000	429,956
Yuhan Corp.	2,258	344,253

		$110,552,969

Taiwan — 5.7%
Acer, Inc.	530,850	$1,567,606
Advanced Semiconductor Engineering, Inc.	579,062	526,906
Advanced Semiconductor Engineering, Inc. ADR	32,475	147,112
Advantech Co., Ltd.	49,863	106,487
Altek Corp.	140,178	246,798
Ambassador Hotel	221,000	241,161
Asia Cement Corp.	762,389	744,342
Asia Optical Co., Inc.	187,913	376,408
Asustek Computer, Inc.	798,772	1,390,966
AU Optronics Corp.	917,961	1,039,750
AU Optronics Corp. ADR	33,754	382,433
Catcher Technology Co., Ltd.	100,100	245,813
Cathay Financial Holding Co., Ltd.(1)	1,613,000	2,692,949
Cathay Real Estate Development Co., Ltd.(1)	660,000	279,604
Chang Hwa Commercial Bank	1,369,000	620,914
Cheng Shin Rubber Industry Co., Ltd.	521,495	1,110,870
Cheng Uei Precision Industry Co., Ltd.	145,128	285,528
Chicony Electronics Co., Ltd.	138,508	368,157
Chimei Innolux Corp.	1,090,725	1,664,584
China Airlines, Ltd.(1)	856,844	312,513
China Development Financial Holding Corp.(1)	2,790,728	790,984
China Life Insurance Co., Ltd.(1)	708,189	546,437
China Motor Corp.(1)	385,930	261,916
China Petrochemical Development Corp.(1)	779,000	337,396
China Steel Corp.	3,037,996	3,143,576
Chinatrust Financial Holding Co., Ltd.	2,472,450	1,402,423
Chong Hong Construction Co., Ltd.	144,500	258,844
Chunghwa Telecom Co., Ltd.	2,048,887	4,004,124
Clevo Co.(1)	191,178	405,684
CMC Magnetics Corp.(1)	370,000	101,519
Compal Electronics, Inc.	778,204	1,018,361
Coretronic Corp.	282,312	400,361
D-Link Corp.	109,590	113,158
Delta Electronics, Inc.	337,603	1,069,012
Dynapack International Technology Corp.	67,666	210,262
E.Sun Financial Holding Co., Ltd.(1)	380,274	153,969
Elan Microelectronics Corp.	142,410	226,165
Epistar Corp.	138,439	459,793
Eternal Chemical Co., Ltd.	282,000	288,367
EVA Airways Corp.(1)	667,272	313,510
Evergreen International Storage & Transport Corp.(1)	266,000	222,707
Evergreen Marine Corp.(1)	754,292	444,230
Everlight Electronics Co., Ltd.	103,212	320,527
Far Eastern International Bank(1)	750,379	242,247
Far Eastern New Century Corp.	599,210	658,459

Security	Shares	Value
Far EasTone Telecommunications Co., Ltd.	1,012,364	$1,211,660
Faraday Technology Corp.	111,650	207,495
Feng Hsin Iron & Steel Co., Ltd.	172,000	291,376
First Financial Holding Co., Ltd.	1,323,221	727,272
First Steamship Co., Ltd.	119,084	190,617
Formosa Chemicals & Fibre Corp.	1,174,364	2,748,466
Formosa International Hotels Corp.	22,990	251,534
Formosa Petrochemical Corp.	985,153	2,595,554
Formosa Plastics Corp.	1,466,436	3,233,236
Formosa Taffeta Co., Ltd.	545,000	433,997
Foxconn International Holdings, Ltd.(1)	522,000	550,965
Foxconn Technology Co., Ltd.	167,175	613,001
Fubon Financial Holding Co., Ltd.(1)	1,450,000	1,762,516
Giant Manufacturing Co., Ltd.	161,280	467,653
Goldsun Development & Construction Co., Ltd.	598,965	253,089
Great Wall Enterprise Co., Ltd.	213,748	219,669
HannStar Display Corp.(1)	603,485	133,061
Highwealth Construction Corp.	208,691	328,904
Hon Hai Precision Industry Co., Ltd.	1,305,758	5,653,942
Hotai Motor Co., Ltd.	98,000	216,352
HTC Corp.	146,678	1,713,621
Hua Nan Financial Holdings Co., Ltd.	1,192,884	730,663
Huaku Development Co., Ltd.	168,000	436,191
Inotera Memories, Inc.(1)	566,619	456,753
Inventec Co., Ltd.	277,477	158,560
KGI Securities Co., Ltd.	595,000	279,050
King Yuan Electronics Co., Ltd.	711,274	346,022
Kinsus Interconnect Technology Corp.	56,280	147,409
Largan Precision Co., Ltd.	45,042	677,560
Lee Chang Yung Chemical Industry Corp.	217,000	256,184
Lite-On Technology Corp.	370,447	491,531
Macronix International Co., Ltd.	478,697	316,489
MediaTek, Inc.	180,940	3,140,488
Mega Financial Holding Co., Ltd.	2,743,000	1,590,169
Merida Industry Co., Ltd.	161,000	245,321
Mitac International Corp.	626,073	287,891
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	586,969
Nan Ya Plastics Corp.	1,645,538	3,357,882
Nan Ya Printed Circuit Board Corp.	97,032	384,929
Novatek Microelectronics Corp., Ltd.	160,479	500,163
Pan-International Industrial Co., Ltd.	138,684	229,302
Phison Electronics Corp.	36,412	294,596
PixArt Imaging, Inc.	40,553	265,576
Polaris Securities Co., Ltd.(1)	928,295	482,566
Pou Chen Corp.	1,329,181	1,086,571
Powerchip Semiconductor Corp.(1)	1,907,153	312,146
Powertech Technology, Inc.	146,114	521,957
President Chain Store Corp.	619,120	1,543,489
Prime View International Co., Ltd.(1)	99,000	179,235
Qisda Corp.(1)	619,000	349,222
Quanta Computer, Inc.	546,065	1,059,267
Radiant Opto-Electronics Corp.	183,340	253,194
Realtek Semiconductor Corp.	159,085	429,324
RichTek Technology Corp.	25,236	270,057
Ritek Corp.(1)	968,757	252,527
Ruentex Development Co., Ltd.	246,000	348,580
Ruentex Industries, Ltd.(1)	197,000	448,638
Shin Kong Financial Holding Co., Ltd.(1)	1,266,442	498,589
Siliconware Precision Industries Co.	127,260	153,256
Siliconware Precision Industries Co. ADR	74,607	448,388
Simplo Technology Co., Ltd.	48,400	275,827
Sincere Navigation	188,000	238,902

Security	Shares	Value
Sino-American Silicon Products, Inc.	57,531	$146,835
SinoPac Financial Holdings Co., Ltd.(1)	1,443,000	513,601
Solar Applied Materials Technology Corp.	74,898	177,755
Synnex Technology International Corp.	593,105	1,307,011
Tainan Spinning Co., Ltd.(1)	460,000	185,436
Taishin Financial Holdings Co., Ltd.(1)	1,102,001	448,182
Taiwan Business Bank(1)	1,412,539	373,324
Taiwan Cement Corp.	927,924	875,568
Taiwan Cooperative Bank	1,015,166	613,627
Taiwan Fertilizer Co., Ltd.	207,000	661,696
Taiwan Glass Industrial Corp.	213,580	226,547
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Mobile Co., Ltd.	802,281	1,510,486
Taiwan Semiconductor Manufacturing Co., Ltd.	4,347,873	8,425,047
Taiwan Tea Corp.(1)	305,346	190,379
Teco Electric & Machinery Co., Ltd.	389,000	170,922
Transcend Information, Inc.	63,886	231,354
Tripod Technology Corp.	137,819	466,673
TSRC Corp.	214,000	285,099
Tung Ho Steel Enterprise Corp.	293,385	333,067
U-Ming Marine Transport Corp.	202,000	409,568
Uni-President Enterprises Corp.	2,644,648	3,011,590
Unimicron Technology Corp.	305,171	391,665
United Microelectronics Corp.(1)	1,706,361	911,144
United Microelectronics Corp. ADR(1)	93,397	351,173
Vanguard International Semiconductor Corp.	234,175	120,182
Walsin Lihwa Corp.(1)	1,085,980	427,815
Wan Hai Lines, Ltd.(1)	577,500	324,499
Waterland Financial Holdings(1)	348,978	111,032
Wistron Corp.	292,889	532,098
WPG Holdings Co., Ltd.	196,823	321,594
Yageo Corp.	303,000	118,366
Yang Ming Marine Transport	289,808	108,627
Young Fast Optoelectronics Co., Ltd.	26,000	275,503
Yuanta Financial Holding Co., Ltd.	2,002,030	1,201,115
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	321,873	133,824
Yulon Motor Co., Ltd.	525,420	583,232
Zinwell Corp.	179,486	337,327

		$106,693,308

Thailand — 3.0%
Advanced Info Service PCL(5)	1,628,100	$4,298,718
Airports of Thailand PCL(5)	425,700	503,573
Asian Property Development PCL(5)	1,841,000	301,757
Bangkok Bank PCL	575,800	2,338,474
Bangkok Bank PCL(5)	264,800	1,124,575
Bangkok Bank PCL NVDR	35,000	142,143
Bangkok Dusit Medical Services PCL(5)	781,000	615,912
Bangkok Expressway PCL(5)	470,900	298,545
Bank of Ayudhya PCL(5)	1,814,000	1,187,494
Banpu PCL(5)	135,800	2,591,692
BEC World PCL(5)	2,033,100	1,559,328
Big C Supercenter PCL(5)	113,000	172,986
Bumrungrad Hospital PCL(5)	503,200	478,534
Cal-Comp Electronics (Thailand) PCL(5)	1,800,000	163,662
Central Pattana PCL(5)	540,700	346,142
CH. Karnchang PCL(5)	968,000	176,626
Charoen Pokphand Foods PCL(5)	5,627,300	2,610,468
CP ALL PCL(5)	4,567,700	3,884,699
Delta Electronics (Thailand) PCL(5)	934,670	543,430
Electricity Generating PCL(5)	189,500	469,907
G Steel PCL(1)(5)	3,786,500	48,012

Security	Shares	Value
Glow Energy PCL(5)	407,100	$484,718
Hana Microelectronics PCL(5)	1,084,100	727,539
IRPC PCL(5)	3,989,000	574,880
Kasikornbank PCL	1,026,000	3,265,413
Kiatnakin Bank PCL(5)	125,000	114,040
Krung Thai Bank PCL(5)	2,016,100	748,205
Land & Houses PCL	697,800	130,271
Land & Houses PCL(5)	5,499,500	1,061,376
Major Cineplex Group PCL(5)	754,100	211,059
Minor International PCL(5)	3,079,174	1,047,500
Precious Shipping PCL(5)	622,500	363,855
PTT Aromatics & Refining PCL(5)	442,058	393,047
PTT Chemical PCL(5)	127,289	373,974
PTT Exploration & Production PCL(5)	783,100	3,596,423
PTT PCL(5)	588,500	4,686,524
Quality House PCL(5)	4,710,000	356,873
Ratchaburi Electricity Generating Holding PCL(5)	578,300	648,318
Sahaviriya Steel Industries PCL(1)(5)	3,429,300	163,325
Samart Corp. PCL(5)	1,606,500	288,161
Shin Corp. PCL(5)	426,000	382,063
Siam Cement PCL	53,000	420,624
Siam Cement PCL(5)	340,600	2,755,827
Siam City Bank PCL(5)	896,500	873,349
Siam City Cement PCL(5)	42,900	307,803
Siam Commercial Bank PCL(5)	722,800	2,056,521
Siam Makro PCL(5)	157,600	472,776
Sino Thai Engineering & Construction PCL(5)	1,553,400	276,235
Thai Airways International PCL(5)	520,200	454,481
Thai Beverage PCL	3,621,000	763,763
Thai Oil PCL(5)	490,400	758,311
Thai Plastic & Chemicals PCL(5)	215,100	125,727
Thai Stanley Electric PCL(5)	26,000	104,531
Thai Union Frozen Products PCL(5)	872,300	971,171
Thanachart Capital PCL(5)	523,300	401,356
Thoresen Thai Agencies PCL(5)	395,890	297,514
Ticon Industrial Connection PCL(5)	31,900	10,161
TMB Bank PCL(1)(5)	3,870,000	153,795
Total Access Communication PCL	475,000	565,250
TPI Polene PCL(5)	305,500	82,197
True Corp. PCL(1)(5)	3,934,500	372,339

		$55,697,972

Turkey — 3.1%
Adana Cimento Sanayii TAS	82,728	$298,405
Akbank TAS	563,011	3,655,845
Akcansa Cimento AS	38,000	174,757
Akenerji Elektrik Uretim AS	33,055	379,944
Aksa Akrilik Kimya Sanayii AS(1)	228,054	359,345
Aksigorta AS	99,300	139,570
Alarko Holding AS	207,704	527,094
Anadolu Anonim Turk Sigorta Sirketi	93,286	83,810
Anadolu Cam Sanayii AS(1)	60,819	82,596
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,320,953
Arcelik AS	219,421	895,490
Asya Katilim Bankasi AS(1)	389,200	1,043,345
Aygaz AS	177,606	738,777
Bagfas Bandirma Gubre Fabrikalari AS	8,000	622,082
BIM Birlesik Magazalar AS	46,548	2,419,621
Bursa Cimento Fabrikasi AS	40,782	146,989
Cimsa Cimento Sanayi ve Ticaret AS	64,400	363,366
Coca-Cola Icecek AS	65,400	553,904
Dogan Sirketler Grubu Holding AS	985,552	753,247

Security	Shares	Value
Dogus Otomotiv Servis ve Ticaret AS(1)	31,400	$122,798
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	224,828
Enka Insaat ve Sanayi AS	377,695	1,762,080
Eregli Demir ve Celik Fabrikalari TAS(1)	989,535	2,985,825
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	218,728
Gubre Fabrikalari TAS(1)	59,700	440,437
Haci Omer Sabanci Holding AS	403,849	1,740,436
Ihlas Holding AS(1)	231,300	103,795
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	525,500
KOC Holding AS(1)	1,246,375	4,282,986
Net Holding AS(1)	180,000	86,574
Petkim Petrokimya Holding AS(1)	89,300	529,244
Petrol Ofisi AS(1)	123,246	524,808
Sekerbank TAS(1)	148,250	241,940
Selcuk Ecza Deposu Ticaret ve Sanayi AS	202,500	367,840
Tekfen Holding AS(1)	307,071	1,155,301
Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii AS(1)	457,200	574,243
Tofas Turk Otomobil Fabrikasi AS	106,900	404,008
Trakya Cam Sanayii AS(1)	340,083	494,206
Tupras-Turkiye Petrol Rafinerileri AS	84,741	1,924,866
Turcas Petrolculuk AS	96,599	311,104
Turk Hava Yollari Anonim Ortakligi (THY) AS	666,740	2,292,962
Turk Sise ve Cam Fabrikalari AS(1)	458,603	579,406
Turk Telekomunikasyon AS	160,000	538,319
Turkcell Iletisim Hizmetleri AS	683,494	4,137,186
Turkcell Iletisim Hizmetleri AS ADR	38,494	579,720
Turkiye Garanti Bankasi AS	1,538,174	7,210,775
Turkiye Halk Bankasi AS	203,500	1,477,261
Turkiye Is Bankasi	951,506	3,066,648
Turkiye Sinai Kalkinma Bankasi AS(1)	119,997	178,949
Turkiye Vakiflar Bankasi TAO(1)	491,121	1,320,424
Ulker Gida Sanayi ve Ticaret AS	89,129	216,016
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	563,744
Vestel Elektronik Sanayi ve Ticaret AS(1)	81,607	142,704
Yapi ve Kredi Bankasi AS(1)	616,893	1,576,438
Yazicilar Holding AS	39,000	246,699
Zorlu Enerji Elektrik Uretim AS(1)	124,509	257,479

		$58,965,417

United Arab Emirates — 1.6%
Aabar Petroleum Investments Co. (PJSC)(1)	2,827,000	$1,792,471
Abu Dhabi Commercial Bank (PJSC)	1,552,586	884,257
Abu Dhabi National Hotels	832,200	989,935
Agthia Group (PJSC)(1)	550,000	284,758
Air Arabia	3,792,100	1,011,957
Ajman Bank (PJSC)(1)	1,582,800	366,288
Aldar Properties (PJSC)(1)	1,572,500	1,944,369
Arabtec Holding Co.(1)	2,043,900	1,503,205
Aramex (PJSC)(1)	2,882,464	1,491,246
Dana Gas(1)	10,078,000	2,441,922
DP World, Ltd.	6,073,940	3,132,258
Dubai Financial Market	2,909,600	1,503,979
Dubai Investments (PJSC)	1,127,768	313,105
Dubai Islamic Bank (PJSC)	750,000	555,283
Emaar Properties (PJSC)(1)	4,225,700	4,596,186
Emirates NBD (PJSC)	557,000	466,066
First Gulf Bank (PJSC)	329,400	1,611,031
Gulf Navigation Holding	3,460,300	565,716
Islamic Arabic Insurance Co.(1)	1,335,600	338,223
National Bank of Abu Dhabi (PJSC)	490,600	1,605,712
National Central Cooling Co. (Tabreed)(1)	2,150,000	286,463
Ras Al Khaimah Cement Co.	965,600	252,410

Security	Shares	Value
Ras Al Khaimah Co.	1,319,300	$369,964
Ras Al Khaimah Properties (PJSC)	2,126,400	318,677
Sorouh Real Estate Co.(1)	769,965	515,127
Takaful Al Emarat Insurance Co.(1)	575,600	161,253
Union National Bank(1)	174,790	166,403
Union Properties (PJSC)(1)	1,288,350	178,572
Waha Capital (PJSC)(1)	1,717,400	421,250

		$30,068,086

Vietnam — 0.3%
Development Investment Construction Corp.	120,000	$429,600
FPT Corp.	221,900	968,177
PetroVietnam Drilling and Well Services JSC(1)	95,346	279,036
PetroVietnam Fertilizer and Chemical JSC	147,340	249,566
Pha Lai Thermal Power JSC	99,500	84,741
Saigon Securities, Inc.	397,920	898,410
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	750,862
Tan Tao Investment Industry Co.(1)	189,750	355,828
Vietnam Dairy Products JSC	212,990	946,308
Vincom JSC	234,242	1,095,521
Vinh Son - Song Hinh Hydropower JSC	177,150	138,950

		$6,196,999

Total Common Stocks (identified cost $1,194,489,891)		$1,845,475,638

Convertible Bonds — 0.0%

	Principal
Security	Amount		Value
Oman — 0.0%
Bank Muscat SAOG, 7.00%, 3/20/14	OMR	22,360	$55,755

Total Convertible Bonds (identified cost $0)			$55,755

Equity-Linked Securities(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Al Rajhi Bank(4)	4/30/12	60,200	$1,370,480
Alinma Bank(1)(4)	6/4/12	102,800	352,928
Almarai Co., Ltd.(4)	3/27/12	9,200	473,161
Arab National Bank(4)	6/4/12	26,300	320,843
Bank Albilad(1)(4)	9/21/12	59,100	335,277
Banque Saudi Fransi(4)	4/30/12	23,300	291,079
Dar Al Arkan Real Estate Development(1)(4)	8/13/12	70,500	265,535
Etihad Etisalat Co.(4)	4/2/12	73,100	981,923
Fawaz Abdulaziz Alhokair Co.(1)(4)	4/4/12	21,500	235,914
Fitaihi Holding Group(1)(4)	11/26/12	52,000	193,775
Jarir Marketing Co.(4)	6/4/12	7,600	296,384
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	298,218
Mohammad Al-Mojil Group(4)	1/7/13	38,000	239,894
National Industrialization Co.(1)(4)	5/14/12	72,300	592,827
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	261,346
Riyad Bank(4)	6/11/12	68,500	556,189
Samba Financial Group(4)	4/30/12	45,000	706,462
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	214,066
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	414,438
Saudi Basic Industries Corp.(4)	3/26/12	56,800	1,508,906
Saudi British Bank(4)	10/2/12	20,500	263,206

Security	Maturity Date	Shares	Value
Saudi Cable Co.(4)	9/21/12	27,500	$171,779
Saudi Chemical Co.(4)	11/26/12	28,700	328,703
Saudi Electricity Co.(4)	6/25/12	172,700	576,792
Saudi Industrial Investment Group(1)(4)	6/11/12	49,800	290,486
Saudi International Petrochemicals Co.(4)	9/21/12	61,700	387,044
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	396,271
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	295,887
Saudi Telecom Co.(4)	5/21/12	60,900	770,546
Savola(4)	4/20/12	90,600	856,428
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	22,500	233,088

Total Equity-Linked Securities (identified cost $12,731,861)			$14,479,875

Investment Funds — 0.4%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	3,974,633	$7,154,339
Vietnam Growth Fund, Ltd.(1)	17,646	176,460

Total Investment Funds (identified cost $11,254,661)		$7,330,799

Rights(1) — 0.0%

Security	Shares	Value
Adani Enterprises, Ltd., Exp. 4/15/10	1,825	$0
Aluworks Ghana, Ltd., Exp. 4/30/10	3,259,620	128,481
Asseco Poland SA, Exp. 5/5/10	138,258	0
Braskem SA, Exp. 4/5/10	6,591	37
Cia SudAmericana de Vapores SA, Exp. 4/6/10	117,192	4
D.G. Khan Cement Co., Ltd., Exp. 5/16/10	66,720	8,975
Gol Linhas Aereas Inteligentes SA, Exp. 4/29/10	1,064	0
Hanwha Securities Co., Ltd., Exp. 4/27/10	9,695	21,422
Nishat Mills, Ltd., Exp. 4/29/10	533,880	98,196
Palm Hills Developments SAE, Exp. 4/6/10	137,500	112,377
Polski Koncern Miesny Duda SA(2)	48,000	0

Total Rights (identified cost $0)		$369,492

Warrants(1) — 0.0%

Security	Shares	Value
Bangkok Land PCL, Exp. 5/2/13, strike THB 1.10	1,565,465	$6,294
Media Prima Bhd, Exp. 11/26/14, strike MYR 1.80	6,922	1,337
Megaworld Corp., Exp. 12/14/14, strike PHP 1.00	1,712,000	20,268
Ticon Industrial Connection PCL, Exp. 1/31/14, strike THB 20.00	63,800	1,519

Total Warrants (identified cost $0)		$29,418

Short-Term Investments — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 3/31/10, with a maturity date of 4/1/10, an interest rate of 0.01% and repurchase proceeds of $11,288,003; collateralized by $11,288,000 Federal Home Loan Bank, 4.375% due 9/17/10 and a market value of $11,516,343	$11,288	$11,288,000

Total Short-Term Investments (identified cost $11,288,000)		$11,288,000

Total Investments — 100.0% (identified cost $1,229,764,413)		$1,879,028,977

Other Assets, Less Liabilities — 0.0%		$482,848

Net Assets — 100.0%		$1,879,511,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

MYR	-	Malaysian Ringgit

NVDR	-	Non-Voting Depositary Receipt

OMR	-	Omani Rial

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

PHP	-	Philippine Peso

THB	-	Thailand Baht

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $17,138,048 or 0.9% of the Fund’s net assets.

(5)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)		Security acquired in a delayed delivery transaction.

(7)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	16.2%	$304,696,842
South African Rand	6.3	118,536,131
Mexican Peso	6.0	113,336,858
Brazilian Real	5.8	109,499,941
Hong Kong Dollar	5.8	108,911,801
South Korean Won	5.8	107,978,664
New Taiwan Dollar	5.6	104,813,237
Indian Rupee	4.9	92,698,270
Indonesian Rupiah	3.7	70,222,481
New Turkish Lira	3.1	58,385,697
Malaysian Ringgit	3.0	55,222,395
Thailand Baht	2.9	54,376,772
Polish Zloty	2.9	53,477,140
Chilean Peso	1.9	35,602,676
Kuwaiti Dinar	1.7	32,648,152
Israeli Shekel	1.7	32,609,660
Euro	1.6	30,131,417
Philippine Peso	1.6	29,965,387
Hungarian Forint	1.6	29,446,897
Moroccan Dirham	1.5	28,522,109
Qatari Riyal	1.5	27,430,772
Egyptian Pound	1.5	27,234,551
United Arab Emirates Dirham	1.4	26,935,828
Czech Koruna	1.4	26,219,403
Colombian Peso	1.2	23,192,834
Other currency, less than 1% each	9.4	176,933,062

Total Investments	100.0%	$1,879,028,977

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	24.8%	$465,242,730
Materials	12.1	227,962,728
Industrials	10.6	198,988,478
Telecommunication Services	10.5	197,899,165
Energy	9.7	181,246,662
Consumer Staples	8.0	149,979,268
Consumer Discretionary	6.7	126,588,068
Information Technology	6.3	118,620,777
Utilities	3.9	73,385,078
Diversified	3.6	67,792,607
Health Care	2.8	52,249,952
Other	0.6	11,742,665
Investment Funds	0.4	7,330,799

Total Investments	100.0%	$1,879,028,977

The Fund did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,238,248,212

Gross unrealized appreciation	$703,678,728
Gross unrealized depreciation	(62,897,963)

Net unrealized appreciation	$640,780,765

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$68,783,166	$590,058,787		$0	$658,841,953
Emerging Europe	42,220,369	340,842,019		—	383,062,388
Latin America	358,027,226	4,941		0	358,032,167
Middle East/Africa	103,365,668	342,080,601		92,861	445,539,130

Total Common Stocks	$572,396,429	$1,272,986,348	*	$92,861	$1,845,475,638

Convertible Bonds	$—	$55,755		$—	$55,755
Equity-Linked Securities	—	14,479,875		—	14,479,875
Investment Funds	—	7,330,799		—	7,330,799
Rights	98,200	271,292		0	369,492
Warrants	29,418	—		—	29,418
Short-Term Investments	—	11,288,000		—	11,288,000

Total Investments	$572,524,047	$1,306,412,069		$92,861	$1,879,028,977

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Common Stocks	Rights	Total
Balance as of June 30, 2009	$0	$—	$0
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(76,677)	0	(76,677)
Net purchases (sales)	0	—	0
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3*	169,538	0	169,538

Balance as of March 31, 2010	$92,861	$0	$92,861

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2010	$(76,677)	$0	$(76,677)

*	Transfers are reflected at the value of the securities at the beginning of the period.

All Level 3 investments held at June 30, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 24, 2010